Janus Henderson Global Sustainable Equity Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Institutional Shares [Member] | Janus Henderson Global Sustainable Equity Portfolio | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	17.46%	11.06%	23.32%